Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs			$ 15,046	$ 16,598
Loss / write down on assets held for sale	$ 17,701	$ 12,433	17,354	11,433	$ 397,472
Secured Debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs			13,800	15,200
Senior Notes | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs			$ 900	$ 1,400